RELATED PARTY TRANSACTIONS - Related Party (Details) - USD ($)					3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Aug. 09, 2021	Jul. 13, 2021	Jun. 16, 2020	Feb. 18, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note				$ 300,000
Maximum Loans Convertible Into Warrants									$ 1,500,000
Outstanding balance of related party note				$ 150,000
Notes Payable, Related Parties, Current					$ 450,000			$ 450,000	0
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month			$ 10,000
Total expenses related to administrative support agreement					30,000			90,000
Accrued expenses related to related parties					147,472			147,472	65,000
Related Party Transaction, Expenses from Transactions with Related Party						$ 30,000	$ 35,000		$ 65,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum Loans Convertible Into Warrants					$ 1,500,000			$ 1,500,000
Price of warrants (in dollars per share)					$ 1.50			$ 1.50	$ 1.50
Promissory Note With Related Party [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		$ 500,000
Bgpt Sponsor [Member] | Promissory Note With Related Party [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		212,500
Proceeds from Unsecured Notes Payable		106,250
Trasimene Sponsor [Member] | Promissory Note With Related Party [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		287,500
Proceeds from Unsecured Notes Payable	$ 75,000	$ 143,750